UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
6/30/15 (Unaudited)

COMMON STOCKS (95.8%)(a)
			Shares	Value

Aerospace and defense (0.9%)

Airbus Group SE (France)			25,204	$1,635,343

Bombardier, Inc. Class B (Canada)			828,800	1,493,034

				3,128,377
Airlines (0.7%)

International Consolidated Airlines Group SA (Spain)(NON)			286,032	2,223,319

				2,223,319
Auto components (2.0%)

Bridgestone Corp. (Japan)			75,400	2,789,341

Toyo Tire & Rubber Co., Ltd. (Japan)			73,000	1,543,686

Toyota Industries Corp. (Japan)			41,100	2,344,062

				6,677,089
Automobiles (3.1%)

Fiat Chrysler Automobiles NV (United Kingdom)(NON)			124,094	1,817,868

Tata Motors, Ltd. (India)			339,677	2,315,810

Toyota Motor Corp. (Japan)			55,200	3,699,846

Yamaha Motor Co., Ltd. (Japan)			122,300	2,675,141

				10,508,665
Banks (6.2%)

Axis Bank, Ltd. (India)			198,539	1,742,672

Bank of Ireland (Ireland)(NON)			6,633,516	2,677,125

Credicorp, Ltd. (Peru)			14,000	1,944,880

Dubai Islamic Bank PJSC (United Arab Emirates)			691,309	1,287,417

Grupo Financiero Banorte SAB de CV (Mexico)			366,600	2,015,688

Metro Bank PLC (acquired 1/15/14, cost $1,092,323) (Private) (United Kingdom)(F)(RES)(NON)			51,316	1,216,509

Natixis SA (France)			347,255	2,498,970

Permanent TSB Group Holdings PLC (Ireland)(NON)			701,305	3,668,438

Sumitomo Mitsui Financial Group, Inc. (Japan)			30,100	1,342,615

Virgin Money Holdings UK PLC (United Kingdom)(NON)			327,345	2,265,671

				20,659,985
Beverages (1.4%)

Anheuser-Busch InBev NV (Belgium)			26,081	3,125,712

Britvic PLC (United Kingdom)			132,854	1,497,759

				4,623,471
Biotechnology (2.2%)

Celgene Corp.(NON)			16,400	1,898,054

China Biologic Products, Inc. (China)(NON)(S)			15,600	1,796,496

Gilead Sciences, Inc.			17,200	2,013,776

Grifols SA ADR (Spain)			59,315	1,836,986

				7,545,312
Building products (2.0%)

Assa Abloy AB Class B (Sweden)			144,441	2,719,861

Compagnie De Saint-Gobain (France)			48,518	2,178,215

LIXIL Group Corp. (Japan)			97,200	1,929,942

				6,828,018
Capital markets (1.2%)

KKR & Co. LP			79,800	1,823,430

UBS Group AG (Switzerland)			104,724	2,221,164

				4,044,594
Chemicals (2.4%)

Akzo Nobel NV (Netherlands)			20,437	1,487,123

Monsanto Co.			11,600	1,236,444

Symrise AG (Germany)			53,017	3,290,430

Syngenta AG (Switzerland)			4,681	1,902,540

				7,916,537
Commercial services and supplies (3.0%)

Kaba Holding AG Class B (Switzerland)			3,311	1,970,770

Regus PLC (United Kingdom)			1,163,473	4,775,015

Sohgo Security Services Co., Ltd. (Japan)			46,500	1,835,151

Tyco International PLC			34,400	1,323,712

				9,904,648
Communications equipment (0.6%)

Alcatel-Lucent (France)(NON)			553,813	2,017,723

				2,017,723
Construction and engineering (1.0%)

IRB Infrastructure Developers, Ltd. (India)			357,164	1,309,358

Mota-Engil Africa NV (Angola)(NON)			45,692	343,843

Mota-Engil SGPS SA (Portugal)(S)			605,778	1,541,152

				3,194,353
Containers and packaging (0.6%)

Smurfit Kappa Group PLC (Ireland)			67,222	1,851,827

				1,851,827
Diversified financial services (1.9%)

Challenger, Ltd. (Australia)			781,925	4,054,138

Eurazeo SA (France)			36,606	2,422,084

				6,476,222
Diversified telecommunication services (2.6%)

Cellnex Telecom SAU 144A (Spain)(NON)			65,143	1,102,079

Com Hem Holding AB (Sweden)			362,363	3,359,240

Iliad SA (France)			4,484	994,048

Telecom Italia SpA RSP (Italy)			3,336,273	3,405,150

				8,860,517
Electrical equipment (0.3%)

Jiangnan Group, Ltd. (China)			3,410,000	981,004

				981,004
Electronic equipment, instruments, and components (2.9%)

Japan Display, Inc. (Japan)(NON)			475,600	1,791,491

Jenoptik AG (Germany)			83,324	1,005,110

Murata Manufacturing Co., Ltd. (Japan)			29,100	5,078,858

Sophos Group PLC 144A (United Kingdom)(NON)			90,901	334,218

Wasion Group Holdings, Ltd. (Hong Kong)			882,000	1,360,853

				9,570,530
Energy equipment and services (0.7%)

Ezion Holdings, Ltd. (Singapore)(S)			2,892,380	2,201,202

				2,201,202
Food products (5.1%)

Associated British Foods PLC (United Kingdom)			92,121	4,155,632

Barry Callebaut AG (Switzerland)			2,979	3,393,374

Kerry Group PLC Class A (Ireland)			47,533	3,523,448

Nestle SA (Switzerland)			54,804	3,956,650

WH Group, Ltd. 144A (Hong Kong)(NON)			3,006,951	2,048,197

				17,077,301
Gas utilities (1.0%)

Tokyo Gas Co., Ltd. (Japan)			639,000	3,393,798

				3,393,798
Health-care equipment and supplies (0.4%)

Sartorius AG (Preference) (Germany)			6,577	1,222,672

				1,222,672
Hotels, restaurants, and leisure (3.1%)

Accor SA (France)			24,768	1,250,022

Compass Group PLC (United Kingdom)			321,456	5,318,574

Dalata Hotel Group PLC (Ireland)(NON)			308,041	1,236,310

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			51,300	1,007,019

Thomas Cook Group PLC (United Kingdom)(NON)			790,945	1,700,112

				10,512,037
Household durables (1.1%)

Panasonic Corp. (Japan)			108,200	1,486,606

Skyworth Digital Holdings, Ltd. (China)			2,510,000	2,234,263

				3,720,869
Household products (1.3%)

Henkel AG & Co. KGaA (Preference) (Germany)			37,858	4,245,921

				4,245,921
Independent power and renewable electricity producers (0.4%)

China Resources Power Holdings Co., Ltd. (China)			512,000	1,430,011

				1,430,011
Industrial conglomerates (1.0%)

Rheinmetall AG (Germany)			42,441	2,152,138

Siemens AG (Germany)			12,743	1,283,560

				3,435,698
Insurance (4.6%)

Admiral Group PLC (United Kingdom)			80,300	1,749,997

AIA Group, Ltd. (Hong Kong)			919,400	6,019,383

Prudential PLC (United Kingdom)			239,505	5,767,138

St James's Place PLC (United Kingdom)			139,099	1,980,147

				15,516,665
Internet and catalog retail (0.9%)

Ctrip.com International, Ltd. ADR (China)(NON)			17,400	1,263,588

Delivery Hero Holding GmbH (acquired 6/12/15, cost $1,255,426) (Private) (Germany)(F)(RES)(NON)			163	1,119,291

FabFurnish GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)			5	4

Global Fashion Holding SA (acquired 8/2/13, cost $351,064) (Private) (Brazil)(F)(RES)(NON)			8,287	215,340

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)			5	4

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private) (Brazil)(F)(RES)(NON)			2	2

Zalando SE (Germany)(NON)			14,415	481,394

				3,079,623
Internet software and services (1.6%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			23,390	1,924,295

Pandora Media, Inc.(NON)			58,200	904,428

Tencent Holdings, Ltd. (China)			119,800	2,390,884

				5,219,607
Machinery (0.6%)

JTEKT Corp (Japan)			114,300	2,164,868

				2,164,868
Media (3.9%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			94,013	1,456,864

Global Mediacom Tbk PT (Indonesia)			10,301,300	903,996

Mediaset SpA (Italy)			298,560	1,435,247

Nippon Television Holdings, Inc. (Japan)			69,700	1,232,998

Numericable-SFR (France)(NON)			44,076	2,336,271

ProSiebenSat.1 Media AG (Germany)			23,639	1,167,479

Quebecor, Inc. Class B (Canada)			74,700	1,867,201

WPP PLC (United Kingdom)			125,210	2,805,458

				13,205,514
Metals and mining (0.5%)

BHP Billiton, Ltd. (Australia)			76,689	1,600,533

				1,600,533
Multi-utilities (1.0%)

Veolia Environnement SA (France)			161,241	3,287,801

				3,287,801
Oil, gas, and consumable fuels (1.7%)

BG Group PLC (United Kingdom)			93,995	1,564,772

Genel Energy PLC (United Kingdom)(NON)			240,227	1,913,705

Total SA (France)			48,884	2,374,491

				5,852,968
Personal products (1.5%)

Coty, Inc. Class A(NON)			94,100	3,008,377

Shiseido Co., Ltd. (Japan)			91,400	2,074,676

				5,083,053
Pharmaceuticals (11.8%)

Allergan PLC(NON)			11,000	3,338,060

Astellas Pharma, Inc. (Japan)			357,700	5,101,649

AstraZeneca PLC (United Kingdom)			53,437	3,374,468

Bayer AG (Germany)			18,156	2,541,284

Bristol-Myers Squibb Co.			21,700	1,443,918

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)(S)			7,860,000	1,470,287

Novartis AG (Switzerland)			96,757	9,536,507

Sanofi (France)			15,715	1,545,953

Shionogi & Co., Ltd. (Japan)			57,500	2,229,338

Shire PLC (United Kingdom)			63,590	5,090,709

STADA Arzneimittel AG (Germany)			30,184	1,018,099

UCB SA (Belgium)			40,532	2,909,596

				39,599,868
Real estate investment trusts (REITs) (2.0%)

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)			1,808,632	1,862,552

Hibernia REIT PLC (Ireland)			2,343,456	3,291,877

Japan Hotel REIT Investment Corp (Japan)			2,262	1,506,337

				6,660,766
Real estate management and development (2.7%)

DAMAC Properties Dubai Co. PJSC (United Arab Emirates)(NON)			1,403,818	1,177,206

Foxtons Group PLC (United Kingdom)			667,096	2,483,125

Kennedy-Wilson Holdings, Inc.			79,605	1,957,487

Oberoi Realty, Ltd. (India)			353,038	1,508,506

Sumitomo Realty & Development Co., Ltd. (Japan)			59,000	2,069,833

				9,196,157
Road and rail (0.3%)

Keisei Electric Railway Co., Ltd. (Japan)			89,000	1,058,823

				1,058,823
Semiconductors and semiconductor equipment (1.8%)

Silergy Corp. (Taiwan)			219,992	2,260,204

Sumco Corp. (Japan)			169,400	2,121,912

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			367,000	1,671,182

				6,053,298
Software (1.3%)

Nintendo Co., Ltd. (Japan)			16,200	2,709,597

TiVo, Inc.(NON)			173,200	1,756,248

				4,465,845
Specialty retail (0.7%)

Sports Direct International PLC (United Kingdom)(NON)			215,410	2,431,856

				2,431,856
Technology hardware, storage, and peripherals (1.5%)

Casetek Holdings, Ltd. (Taiwan)			221,000	1,368,066

Lenovo Group, Ltd. (China)			1,006,000	1,393,843

Samsung Electronics Co., Ltd. (South Korea)			1,951	2,217,821

				4,979,730
Textiles, apparel, and luxury goods (1.7%)

Luxottica Group SpA (Italy)			46,506	3,092,685

Moncler SpA (Italy)			138,095	2,558,735

				5,651,420
Thrifts and mortgage finance (0.8%)

Dewan Housing Finance Corp., Ltd. (India)			292,978	1,936,701

Home Capital Group, Inc. (Canada)			22,400	776,199

				2,712,900
Tobacco (0.9%)

Japan Tobacco, Inc. (Japan)			85,200	3,035,622

				3,035,622
Trading companies and distributors (2.1%)

Mitsubishi Corp. (Japan)			142,400	3,132,253

Wolseley PLC (United Kingdom)			59,474	3,796,813

				6,929,066
Transportation infrastructure (1.1%)

Aena SA (Spain)(NON)			12,591	1,315,835

Sumitomo Warehouse Co., Ltd. (The) (Japan)			413,000	2,308,224

				3,624,059
Water utilities (0.2%)

Sound Global, Ltd. (China)(F)(NON)(S)			899,000	722,376

				722,376
Wireless telecommunication services (1.5%)

Bharti Infratel, Ltd. (India)			251,824	1,767,672

KDDI Corp. (Japan)			134,200	3,239,174

				5,006,846

Total common stocks (cost $297,614,067)				$321,390,964

INVESTMENT COMPANIES (0.8%)(a)
			Shares	Value

Market Vectors Russia ETF (Russia)			111,700	$2,041,876

Market Vectors Vietnam ETF (Vietnam)(S)			42,800	797,792

Total investment companies (cost $2,919,177)				$2,839,668

WARRANTS (0.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	$0.00	342,000	$1,748,331

Total warrants (cost $1,391,206)				$1,748,331

SHORT-TERM INVESTMENTS (5.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)		Shares	8,103,427	$8,103,427

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	8,580,259	8,580,259

SSgA Prime Money Market Fund Class N 0.04%(P)		Shares	359,000	359,000

U.S. Treasury Bills 0.02%, August 20, 2015(SEGSF)			$110,000	109,998

U.S. Treasury Bills 0.02%, October 8, 2015			125,000	124,996

Total short-term investments (cost $17,277,678)				$17,277,680

TOTAL INVESTMENTS

Total investments (cost $319,202,128)(b)				$343,256,643

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $74,399,802) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	9/16/15	$176,198	$150,392	$25,806
	Japanese Yen	Sell	8/19/15	1,009,579	1,029,897	20,318
Barclays Bank PLC
	Canadian Dollar	Buy	7/15/15	235,748	232,617	3,131
	Euro	Buy	9/16/15	4,691,132	4,766,294	(75,162)
	Hong Kong Dollar	Sell	8/19/15	950,160	949,011	(1,149)
	Japanese Yen	Buy	8/19/15	357,173	364,748	(7,575)
	Singapore Dollar	Buy	8/19/15	1,124,553	1,140,585	(16,032)
	Swiss Franc	Buy	9/16/15	706,502	699,363	7,139
Citibank, N.A.
	British Pound	Sell	9/16/15	193,786	188,084	(5,702)
	Danish Krone	Buy	9/16/15	9,277,067	9,251,869	25,198
	Euro	Buy	9/16/15	452,551	444,854	7,697
	Japanese Yen	Sell	8/19/15	7,069,630	7,219,264	149,634
Credit Suisse International
	Australian Dollar	Buy	7/15/15	951,325	880,744	70,581
	Canadian Dollar	Sell	7/15/15	1,913,762	1,888,001	(25,761)
	Euro	Buy	9/16/15	7,768,035	7,643,382	124,653
	Japanese Yen	Buy	8/19/15	1,400,913	1,428,652	(27,739)
	Norwegian Krone	Buy	9/16/15	1,839,421	1,852,657	(13,236)
	Swiss Franc	Buy	9/16/15	1,736,863	1,719,087	17,776
Deutsche Bank AG
	Australian Dollar	Sell	7/15/15	841,613	827,798	(13,815)
	British Pound	Buy	9/16/15	334,650	428,899	(94,249)
	Euro	Buy	9/16/15	351,327	301,585	49,742
Goldman Sachs International
	British Pound	Sell	9/16/15	1,366,712	1,368,373	1,661
HSBC Bank USA, National Association
	British Pound	Sell	9/16/15	1,630,852	1,582,767	(48,085)
	Euro	Sell	9/16/15	413,490	406,576	(6,914)
JPMorgan Chase Bank N.A.
	British Pound	Sell	9/16/15	1,497,840	1,462,192	(35,648)
	Euro	Sell	9/16/15	1,615,904	1,593,637	(22,267)
	Japanese Yen	Buy	8/19/15	1,033,108	1,083,259	(50,151)
	Norwegian Krone	Buy	9/16/15	924,542	929,104	(4,562)
	Singapore Dollar	Buy	8/19/15	1,562,592	1,584,501	(21,909)
	South Korean Won	Sell	8/19/15	2,424,368	2,494,228	69,860
	Swedish Krona	Buy	9/16/15	1,349,766	1,340,048	9,718
	Swiss Franc	Sell	9/16/15	342,953	390,114	47,161
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/15	280,640	269,087	11,553
	British Pound	Buy	9/16/15	568,639	551,948	16,691
	Euro	Sell	9/16/15	1,724,160	1,628,533	(95,627)
	Israeli Shekel	Buy	7/15/15	1,459,719	1,455,108	4,611
	Japanese Yen	Sell	8/19/15	3,179,213	3,246,891	67,678
	Swiss Franc	Sell	9/16/15	1,185,585	1,173,575	(12,010)
UBS AG
	British Pound	Buy	9/16/15	1,691,783	1,641,816	49,967
	Euro	Buy	9/16/15	156,021	155,737	284
	Japanese Yen	Buy	8/19/15	2,458,976	2,416,154	42,822
	Swiss Franc	Sell	9/16/15	3,084,645	3,125,971	41,326
WestPac Banking Corp.
	Euro	Sell	9/16/15	1,110,229	1,092,400	(17,829)

Total						$269,585

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $335,337,422.
(b)	The aggregate identified cost on a tax basis is $319,516,958, resulting in gross unrealized appreciation and depreciation of $41,714,757 and $17,975,072, respectively, or net unrealized appreciation of $23,739,685.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,551,150, or 0.8% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$7,377,503	$87,980,492	$86,777,736	$4,125	$8,580,259
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $8,103,427, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,996,882.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $252,265 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	19.1%
	United Kingdom	16.7
	United States	8.8
	Switzerland	6.9
	France	6.7
	Germany	5.8
	China	5.2
	Ireland	4.9
	India	3.2
	Italy	3.1
	Hong Kong	3.1
	Spain	2.4
	Sweden	1.8
	Belgium	1.8
	Australia	1.7
	Taiwan	1.6
	Canada	1.2
	United Arab Emirates	0.7
	South Korea	0.7
	Singapore	0.7
	Russia	0.6
	Mexico	0.6
	Peru	0.6
	Turkey	0.6
	Portugal	0.5
	Other	1.0

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $143,167 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $235,700 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$54,452,432	$—	$1,334,641
Consumer staples	34,065,368	—	—
Energy	8,054,170	—	—
Financials	64,050,780	—	1,216,509
Health care	48,367,852	—	—
Industrials	43,472,233	—	—
Information technology	32,306,733	—	—
Materials	11,368,897	—	—
Telecommunication services	13,867,363	—	—
Utilities	8,111,610	722,376	—
Total common stocks	318,117,438	722,376	2,551,150
Investment companies	2,839,668	—	—
Warrants	—	1,748,331	—
Short-term investments	8,939,259	8,338,421	—

Totals by level	$329,896,365	$10,809,128	$2,551,150

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$269,585	$—

Totals by level	$—	$269,585	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$865,007	$595,422
Equity contracts	1,748,331	—

Total	$2,613,338	$595,422

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$125,500,000
Warrants (number of warrants)		$100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$46,124	$10,270	$182,529	$213,010	$49,742	$1,661	$—	$126,739	$100,533	$134,399	$—	$865,007

	Total Assets	$46,124	$10,270	$182,529	$213,010	$49,742	$1,661	$—	$126,739	$100,533	$134,399	$—	$865,007

	Liabilities:
	Forward currency contracts#	—	99,918	5,702	66,736	108,064	—	54,999	134,537	107,637	—	17,829	595,422

	Total Liabilities	$—	$99,918	$5,702	$66,736	$108,064	$—	$54,999	$134,537	$107,637	$—	$17,829	$595,422

	Total Financial and Derivative Net Assets	$46,124	$(89,648)	$176,827	$146,274	$(58,322)	$1,661	$(54,999)	$(7,798)	$(7,104)	$134,399	$(17,829)	$269,585
	Total collateral received (pledged)##†	$—	$—	$176,827	$146,274	$(58,322)	$—	$—	$—	$—	$134,399	$—
	Net amount	$46,124	$(89,648)	$—	$—	$—	$1,661	$(54,999)	$(7,798)	$(7,104)	$—	$(17,829)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 28, 2015